RESTRUCTURING	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]
21.	RESTRUCTURING

The following table provides the activity in the restructuring liability:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended
	December 31,	December 31,	September 30,
	2013	2012	2012
Balance, beginning of period	$0.9	$0.4	$1.3
Expensed in period	1.6	1.1	5.3
Disbursements	(1.8)	(0.6)	(6.2)
Balance, end of period	0.7	0.9	0.4
Classification:
Accounts payable and accrued liabilities (note 15)	0.7	0.3	0.4
Liabilities associated with assets held for sale	–	0.6	–
	$0.7	$0.9	$0.4

The following table provides restructuring liability by year of initiatives:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
2011 and prior initiatives	$0.1	$0.2	$0.2
2012 initiatives	–	0.7	0.2
2013 initiatives	0.6	–	–
	$0.7	$0.9	$0.4

2013
During the year ended December 31, 2013 the company incurred $1.2 million severance mostly related to a reduction to the size of the executive team. The company also incurred $0.4 million restructuring costs related to the discontinued Snowflake facility which was included in Earnings (loss) from discontinued operations net of tax.

2012
During the three months ended December 31, 2012 the company recorded restructuring costs of $1.1 million related to legal and consulting fees incurred in respect of the sale of the Snowflake facility subsequent to its permanent closure on September 30, 2012. This amount was included in Loss from discontinued operations net of tax in the consolidated statement of earnings (loss) for the three months ended December 31, 2012. The company incurred $5.3 million in restructuring costs for the nine months ended September 30, 2012 consisting of legal and consulting fees related to the restructuring negotiations prior to entering into the CCAA proceedings.

2011
During the year ended December 31, 2011 the company recorded restructuring costs of $5.9 million related to debt restructuring negotiations with its bondholders. The costs consisted of legal and consulting fees incurred in respect of these negotiations. The debt restructuring initiative did not result in a restructuring transaction, and on January 31, 2012 the company entered into creditor protection.